WARRANTS (Details Narrative)							1 Months Ended	12 Months Ended
	Oct. 05, 2023 shares	Jul. 13, 2023 $ / shares	Mar. 05, 2023 $ / shares	Dec. 05, 2022 $ / shares	Mar. 05, 2021 $ / shares shares	Feb. 05, 2021 shares	Feb. 03, 2024 shares	Oct. 31, 2023 USD ($) $ / shares shares	May 24, 2023 USD ($)	Oct. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Number of warrants issued					2,444,444	8,200,000
Issue price | $ / shares		$ 0.40	$ 0.30	$ 0.40	$ 0.225			$ 0.20
Warrants purchase							23,270,249
Fair value recognized | $									$ 1,232,253
Warrants issued	1,232,253							167,912
Warrants asset (Note 13.2) | $								$ 1,361,366
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued					23,162,579
Voting shares								10,000,000
Issued pursuant to the Consulting Agreement with Goodness Growth (Note 13.2)								8,500,000
Warrants purchase								8,500,000
Agent Brokered Private Placement Of Special Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants issued					1,127,758
Advisory Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants issued					113,500